AUL American Individual Unit Trust
Annual Report
December 31, 1995
                                    asxc
This report may be used as sales literature only when accompanied or preceded by effective prospectuses of AUL
American Series Fund, Inc. and AUL American Individual Unit
Trust, which relate sales expense and other pertinent information.

A Message From
The Chairman of the Board
and President of  AUL American Series Fund, Inc.


To Participants in AUL American Individual Unit Trust

Last year was a spectacular year for the equity and bond markets. Domestic stocks were driven by modest economic growth, low inflation, declining interest rates and profit expansion. Meanwhile, baby boomers helped contribute to the market surge by investing in retirement products. Near the end of 1995, the stock market cheered as the Federal Reserve lowered short-term interest rates, thereby providing an extra boost to the economy during 1996.

Although 1995 was an impressive year for equities, the stock market became highly rotational as investors shifted rapidly from one sector to another during the year. This meant that if an investor did not keep rotating from sector to sector with perfect timing, his or her performance would have lagged the overall market.

The bond market also enjoyed a solid performance in 1995 following one of the worst years ever in 1994. Yields declined dramatically at every point on the yield curve resulting in double digit returns for most bond funds. Aggressive buying by bond investors in 1995 was fueled by prospects for a reduction in the federal deficit, signs of economic weakness, moderate inflation, and the likelihood of more easing by the Federal Reserve.

Now in the fifth year of an economic expansion, economists are projecting this trend will continue into 1996. The Federal
Reserve has been successful at keeping inflationary pressures in check during this prolonged expansion. Interest rates could decline during 1996, but the move will be much smaller than in 1995. Corporate profits should continue to expand, but the rate of earnings growth is expected to decline.

After experiencing such a phenomenal year in 1995, equity investors have become complacent with above average returns.
However, it is not likely that 1996 will be a repeat of 1995's banner year. Achieving double digit bond performance may also be difficult given today's much lower level of interest rates. Yet bonds could still perform well if this low inflation, low growth, low interest rate scenario persists throughout 1996. James W. Murphy
Chairman of the Board of Directors and President
Indianapolis, Indiana
January 19, 1996

(This page is intentionally blank.)
Report of Independent Accountants





The Contract Owners and
Board of Directors
American United Life Insurance Company


We have audited the accompanying statement of net assets of AUL American Individual Unit Trust as of December 31,
1995, and the related statements of operations and changes in net assets for the year ended December 31, 1995 and for the period from November 21, 1994 through
December 31, 1994. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUL American Individual Unit Trust as of December 31, 1995, and the results of its operations and changes in net assets for the year ended December 31, 1995 and for the period from November 21, 1994 through December 31, 1994, in conformity with generally accepted accounting principles.








Indianapolis, Indiana
January 27, 1996
AUL American Individual Unit Trust
statement of net assets
December 31, 1995
     Series Fund     Fidelity

                   EquityMoney Market      Bond  Managed Tactical
Asset            High Income




Assets:
Investment at market
value       $       1,003,260     $       1,651,825     $        482,305
   $         705,326     $             95,507     $            738,305



Net Assets     $    1,003,260 $    1,651,825 $      482,305 $
705,326   $          95,507   $         738,305



Units outstanding      169,738            1,582,630   81,914
119,092              18,030             124,256



Net Asset Value per unit     $          5.91 $         1.04 $       5.89
  $   5.92   $       5.30   $       5.94

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statement of net assets (continued)
December 31, 1995

       Fidelity

                   Growth  Overseas   Asset Manager    Index 500
 Equity-Income              Contrafund




Assets:
Investment at market
value       $     2,573,042     $         354,951     $      1,389,485
     $   886,860     $            969,355     $            734,595



Net Assets     $    2,573,042 $      354,951 $    1,389,485 $
886,860   $         969,355   $         734,595



Units outstanding      382,748         66,675        246,332
130,390             162,252             121,825



Net Asset Value per unit     $          6.72 $         5.32 $       5.64   $
   6.80   $       5.97   $       6.03

  The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
statement of net assets (continued)
December 31, 1995
     TCI  Alger     Calvert   T. Rowe Price

                                   American      Capital
                   GrowthInternational   Growth Accumulation   Equity
Income



Assets:
Investment at market
value       $         831,975     $         398,333     $      1,250,097
   $  149,633     $            980,800



Net Assets     $      831,975 $      398,333 $    1,250,097 $
149,633   $         980,800



Units outstanding      128,270         74,261        208,236
24,091             163,043



Net Asset Value per unit     $          6.49 $         5.36 $       6.00
 $   6.21   $       6.02

The accompanying notes are an integral part of the financial statements.
AUL American Individual Unit Trust
statement of operations and changes in net assets for the year ended December 31, 1995 and period from November
21, 1994 through December 31, 1994
Series Fund

                      Equity       Money Market       Bond


                    1995   1994     1995  1994    1995   1994



Operations:
Dividend income      $        24,156 $        3,643 $       35,085   $
    1,014  $           14,930  $          10
Mortality & expense
charges               7,143              21          8,469        254
   2,320

Net Investment Income
(Expense)         17,013           3,622         26,616
                       760              12,610                       10



Gain on Investments:
Net realized gain (loss)        3,397
                                                 3,026
Net unrealized gain (loss)     69,299        (2,592)
                                                        9,713           (9)

Net Gain (Loss)   72,696        (2,592)
                                            12,739                   (9)



Increase               89,709           1,030         26,616         760
           25,349                             1



Contract Owner Transactions:
Proceeds from units sold      869,356         78,936
               13,858,429             962,176             501,910
        601
Cost of units redeemed       (35,771)
       (12,862,189)           (333,967)            (45,556)


Increase              833,585          78,936        996,240
628,209                  456,354                           601


Net increase          923,294         79,966      1,022,856      628,969
         481,703            602
Net Assets, beginning   79,966                     628,969
      602

Net Assets, ending    $    1,003,260 $       79,966 $    1,651,825
  $ 628,969   $         482,305   $        602



Units sold            174,411         15,959     13,487,828      959,389
         91,041            119
Units redeemed       (20,632)                  (12,531,733)    (332,854)
         (9,246)


Net increase          153,779         15,959        956,095      626,535
         81,796            119
Units outstanding, beginning   15,959                626,535
          119

Units outstanding, ending     169,738        15,959      1,582,630
     626,535              81,914            119

  The accompanying notes are an integral part of the financial statements.
AUL American Individual Unit Trust
statement of operations and changes in net assets (continued)
for the year ended December 31, 1995 and period from November
21, 1994 through December 31, 1994
     Series Fund     Fidelity

                       Managed Tactical Asset     High Income


                    1995   1994   1995(1)                 1995    1994



Operations:
Dividend income
     $        25,580 $           81 $        1,374
  $            7,711  $
mortality & expense
charges      4,163                            104
4,816                  15

Net Investment Income
(Expense)      21,417              81          1,270
                                      2,895                     (15)



Gain on Investments:
Net realized gain (loss)    5,649
                     528                            (1,263)
Net unrealized gain (loss) 21,145           (70)
                        (333)              54,330                      278

Net Gain (Loss)     26,794           (70)          195
                                    53,067                      278



Increase       48,211            11          1,465
     55,962                 263



Contract Owner Transactions:
Proceeds from units sold     683,302          3,334
                     95,934                            707,107
60,743
Cost of units redeemed       (29,532)
                 (1,892)                           (85,770)

Increase        653,770           3,334         94,042
        621,337                             60,743


Net increase          701,981    3,345         95,507
677,299              61,006
Net Assets, beginning    3,345
  61,006
Net Assets, ending    $      705,326 $        3,345 $       95,507
       $         738,305   $          61,006



Units sold        123,620            665         18,390
128,372              12,229
Units redeemed     (5,193)                         (360)
(16,345)


Net increase          118,427        665         18,030
112,027              12,229
Units outstanding, beginning665
    12,229

Units outstanding, ending     119,092           665   18,030
            124,256              12,229


(1) for the period from July 31, 1995 through December 31, 1995

The accompanying notes are an integral part of the financial statements.
AUL American Individual Unit Trust
statement of operations and changes in net assets (continued) for the year ended December 31, 1995 and period from November 21, 1994 through December 31, 1994
       Fidelity  Growth         Overseas    Asset Manager


                    1995   1994     1995  1994    1995   1994



Operations:
Dividend income      $   1,308 $              $          920   $
$            8,652  $
Mortality & expense
charges             14,630           18          3,218           4
      10,713                  16

Net Investment Income

(Expense)      (13,322)            (18)        (2,298)
                             (4)             (2,061)                     (16)



Gain on Investments:
Net realized gain (loss) 30,318
                    6,731                             14,205
Net unrealized gain (loss)  196,926          946
                 24,775            111             127,044
37

Net Gain (loss)    227,244            946         31,506
                                111             141,249                       37



Increase         213,922             928         29,208              107
          139,188                            21



Contract Owner Transactions:
Proceeds from units sold    2,492,131         86,075
                   445,508              15,807           1,440,553
  71,675
Cost of units redeemed (220,014)
            (135,679)                          (261,952)

Increase            2,272,117          86,075        309,829
15,807                1,178,601                             71,675


Net increase        2,486,039         87,003        339,037       15,914
      1,317,789              71,696
Net Assets, beginning   87,003                     15,914
       71,696

Net Assets, ending    $    2,573,042 $       87,003 $      354,951    $
       15,914   $       1,389,485   $          71,696



Units sold            404,210         17,304         90,444        3,238
    286,115              14,682
Units redeemed       (38,766)                   (27,007)
(54,465)


Net increase          365,444         17,304         63,437        3,238
     231,650              14,682
Units outstanding, beginning   17,304                  3,238
          14,682

Units outstanding, ending     382,748        17,304   66,675
3,238             246,332              14,682

The accompanying notes are an integral part of the financial statements
AUL American Individual Unit Trust
 statement of operations and changes net IN assets
for the year ended December 31, 1995 and period from November
21, 1994 through December 31, 1994
     Fidelity    TCI

                      Index 500Equity-Income        Contrafund   Growth


                    1995   1994   1995(2)        1995(2)     1995       1994



Operations:
Dividend income    $           852 $              $        7,398   $
8,934  $          35  $
Mortality & expense
charges          3,923                       3,129            2,719
  5,495                   3

Net Investment Income
(Expense)             (3,071)                4,269
                       6,215             (5,460)                      (3)



Gain on Investments:
Net realized gain (loss)   5,555
                   3,381          1,068          8,559
Net unrealized gain (loss)     79,090       1
                     56,632     24,117             84,124
42

Net Gain (Loss)       84,645         1         60,013
                        25,185              92,683                       42



Increase       81,574               1         64,282                31,400
               87,223                            39



Contract Owner Transactions:
Proceeds from units sold    833,980            100
             935,579             708,239             798,976
 14,036
Cost of units redeemed  (28,795)
              (30,506)         (5,044)            (68,299)

Increase              805,185             100        905,073
703,195                  730,677                             14,036


Net increase          886,759            101        969,355      734,595
      817,900              14,075
Net Assets, beginning      101
 14,075

Net Assets, ending    $      886,860 $          101 $      969,355    $
   734,595   $         831,975   $          14,075



Units sold            134,987             20        167,566      122,672
    137,785          2,810
Units redeemed     (4,617)                       (5,314)        (847)
 (12,325)


Net increase          130,370             20        162,252      121,825
     125,460          2,810
Units outstanding, beginning 20
2,810

Units outstanding, ending     130,390            20  162,252
121,825             128,270          2,810

(2) for the period from April 28, 1995 through December 31, 1995 The accompanying notes are an integral part of the financial statements.
AUL American Individual Unit Trust
statement of operations and changes in net assets (continued) for the year ended December 31, 1995 and period from November
21, 1994 through December 31, 1994

    TCI  Alger     Calvert   T. Rowe Price

                                  American        Capital
                     International       Growth Accumulation   Equity
Income


                    1995   1994   1995(2)        1995(2)     1995(2)


Operations:
Dividend income  $               $              $            1   $
7,823  $           14,875
Mortality & expense
charges      2,961                          3,743              570
 3,528

Net Investment Income
(Expense)    (2,961)                        (3,742)
                        7,253             11,347



Gain on Investments:
Net realized gain (loss) 4,225
                   5,210            190          4,723
Net unrealized gain (loss)     33,996      21
                       8,939          (267)              68,278

Net Gain (Loss)         38,221      21         14,149
                              (77)              73,001



Increase        35,260              21         10,407            7,176
          84,348



Contract Owner Transactions:
Proceeds from units sold      395,275          4,003           1,260,890
         142,896             931,503
Cost of units redeemed       (36,226)                       (21,200)
(439)            (35,051)

Increase              359,049           4,003      1,239,690
142,457                  896,452


Net increase          394,309          4,024      1,250,097      149,633
        980,800
Net Assets, beginning    4,024


Net Assets, ending    $      398,333 $        4,024 $    1,250,097    $
     149,633   $         980,800



Units sold           80,369            831        211,706       24,163
   169,153
Units redeemed     (6,939)                       (3,470)         (72)
 (6,110)


Net increase           73,430            831        208,236       24,091
    163,043
Units outstanding, beginning  831


Units outstanding, ending      74,261           831  208,236
24,091             163,043

(2) for the period from April 28, 1995 through December 31, 1995

The accompanying notes are an integral part of the financial statements.


(This page is intentionally blank.)

notes to financial statements

1.            Summary of Significant Accounting Policies

The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance
Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The
Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL
American Series Fund, Inc. (Series Fund), Fidelity Investments Variable Insurance Products Fund and Variable Insurance
Products Fund II(Fidelity), Twentieth Century  (TCI), Alger
American Fund (Alger), Calvert Group  (Calvert), and T. Rowe
Price.
Security Valuation Transactions and Related Income
The market value of investments is based on the closing bid prices at December 29, 1995. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the year, ended December 31, 1995 and 1994 were $81,649 and $331, respectively.
Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The
Variable Account has not been charged for federal and state income taxes since none have been imposed.
Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Account Charges
   AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0%
and 3.5%, but are subject to change by governmental entities.
AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the years ended December 31, 1995 and 1994 were $729 and $0, respectively.
AUL may assess a withdrawal charge on withdrawals that exceed
12% of the contract value at the time of the first withdrawal in a contract year. The amount of the charge depends upon the type of contract and the length of time the contract has existed, as follows:
     Flexible Premium Contract     One Year Flexible Premium
Contract

      Contract Year        Withdrawal Charge    Contract
YearWithdrawal Charge

             1        10%          1         7%
             2        9%            2         6%
             3        8%            3         5%
             4        7%            4         4%
             5        6%            5         3%
             6        5%            6         2%
             7        4%            7         1%
             8        3%            8         0%
             9        2%
          10          1%
          11          0%
The aggregrate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract. There were no withdrawal charges assessed during the years ended December 31, 1995 and 1994.

notes to financial statements (continued)3.Net Asset Value per Unit
   The change in the Net Asset Value per unit for the year ended
December 31, 1995, or from commencement of operations, April 28 and July 31, 1995 through December 31,
1995, is:

                     12/31/95       12/31/94      Change


Series Fund:
  Equity     $        5.910622     $        5.010288               18.0%
    Money Market       1.044437        1.003909                4.0%
    Bond              5.887919         5.061935               16.3%
    Managed           5.922513         5.033906               17.7%

Fidelity:
  High Income          5.941806        4.988506               19.1%
    Growth            6.722540         5.027935               33.7%
    Overseas          5.323589         4.914740                8.3%
    Asset Manager      5.640705        4.883362               15.5%
    Index 500          6.801594        5.019943               35.5%

  TCI:
  Growth              6.486115         5.009474               29.5%
    International      5.363939        4.840287               10.8%


                     12/31/95      4/28/95   Change


Fidelity:
  Equity Income     $        5.974362     $      5.000000
19.5%
    Contrafund         6.029929        5.000000               21.6%

Alger:
  American Growth      6.003257        5.000000               20.1%

Calvert:
  Capital Accumulation        6.211190           5.000000
24.2%

T. Rowe Price:
  Equity Income        6.015571        5.000000               20.3%


                     12/31/95      7/31/95   Change


Series Fund:
    Tactical Asset    $        5.297110     $      5.000000
5.9%
    notes to financial statements (continued)
  4.         Cost of Investments
   Series Fund:
   Equity    $    936,553
             Money Market
1,651,825
              Bond                                       472,601
           Managed
84,250
 Tactical Asset                                                     95,840
   Fidelity:
         High Income
683,696
            Growth
2,375,169
           Overseas
330,066
            Asset Manager
1,262,403
           Index 500
807,770
             Equity-Income
912,722
           Contrafund
710,477
                TCI:
          Growth                                           $
747,809
  International                                                      364,315
   Alger:
         American Growth
1,241,158
   Calvert:
          Capital Accumulation
149,900
   T. Rowe Price:
          Equity Income
912,521
5.              Net Assets
                             Series Fund             Fidelity

                 Equity      Money Market    Bond Managed Tactical
Asset            High Income           Growth

Proceeds from units sold  $      948,292      $   14,820,605     $
502,512   $         686,636   $          95,934   $         767,849   $
2,578,206
Cost of units redeemed    (35,771)       (13,196,155)     (45,556)
     (29,532)             (1,892)            (85,770)           (220,014)
Net investment income

(expense)     20,635         27,375       12,618
                      21,498          1,270          2,880            (13,341)
Net realized gain (loss)     3,397                   3,027           5,649
      528             (1,263)              30,318
Unrealized gain (loss)
on investments       66,707               9,704
                    21,075          (333)              54,609      197,873

              $  1,003,260 $   1,651,825      $      482,305     $
705,326   $          95,507   $         738,305   $       2,573,042

                                  Fidelity

                   Overseas    Asset Manager    Index  500Equity-Income
            Contrafund

Proceeds from units sold     $       461,315 $    1,512,228 $
834,081   $         935,579   $         708,239
Cost of units redeemed     (135,679)      (261,952) (28,795)
(30,506)             (5,044)
Net investment income

(expense)       (2,302)         (2,078)        (3,072)
                           4,269          6,215
Net realized gain (loss)        6,731        14,205    5,555
3,381          1,068
Unrealized gain (loss)
on investments       24,886        127,082         79,091
                                  56,632              24,117

               $      354,951 $    1,389,485 $      886,860 $    969,355   $
       734,595


                         TCI        Alger Calvert    T. Rowe Price

                                   American      Capital
                   GrowthInternational   Growth Accumulation   Equity
Income

Proceeds from units sold     $       813,013 $      399,279 $
1,260,890   $         142,896   $         931,503
Cost of units redeemed      (68,299) (36,226)       (21,200)
(439)            (35,052)
Net investment income
(expense)       (5,464)         (2,963)        (3,742)
                           7,253              11,348
Net realized gain (loss)        8,559         4,225    5,210              190
       4,723
Unrealized gain (loss)
on investments         84,166         34,018          8,939        (267)
      68,278

               $      831,975 $      398,333 $    1,250,097 $    149,633   $
       980,800

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American United Life Insurance Company
 P.O. Box 368
Indianapolis, Indiana 46206-0368